UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 62.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.2%
Albania Government Bond, 7.78%, 9/16/22	ALL	359,600	$2,976,442
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	3,848,285
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	3,970,769
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,728	44,389,807

Total Albania			$55,185,303

Angola — 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	35,638	$33,633,480

Total Angola			$33,633,480

Argentina — 0.5%
Republic of Argentina, 0.75%, 2/22/17	USD	3,175	$2,875,629
Republic of Argentina, 0.75%, 6/9/17	USD	7,446	6,616,664
Republic of Argentina, 0.75%, 9/21/17	USD	3,737	3,248,432
Republic of Argentina, 1.75%, 10/28/16	USD	7,627	7,252,591
Republic of Argentina, 2.40%, 3/18/18	USD	5,616	5,037,727

Total Argentina			$25,031,043

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$35,585,260

Total Armenia			$35,585,260

Bangladesh — 0.4%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,091,231
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	72,000	934,011
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,389,453
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	4,023,858
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,958,188
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,887,815
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,282,174
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,179,804

Total Bangladesh			$16,746,534

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	26,246	$21,706,623
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,291	2,721,805
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,200	2,179,375

Total Barbados			$26,607,803

Belarus — 0.6%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	28,402	$29,320,237

Total Belarus			$29,320,237

Brazil — 0.5%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,920,075

Total Brazil			$22,920,075

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$8,397,725

Total Colombia			$8,397,725

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,569,707	$2,563,591
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	174,992	322,956

Total Costa Rica			$2,886,547

Croatia — 4.0%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	177,800	$185,205,370

Total Croatia			$185,205,370

Cyprus — 1.4%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,136	$15,843,382
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	14,000	15,658,804
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	9,538	11,107,458
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	23,892,962

Total Cyprus			$66,502,606

Dominican Republic — 1.7%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	9,794	$9,243,088
Dominican Republic International Bond, 7.50%, 5/6/21(1)	USD	9,114	9,660,840
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	12,249	13,871,992
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,384	1,553,540
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	824,100	18,397,066
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	39,400	914,644
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	854,700	20,417,272
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	258,000	6,056,894

Total Dominican Republic			$80,115,336

Ecuador — 2.5%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$61,876,620
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	36,244	25,280,190
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	37,828	28,181,860

Total Ecuador			$115,338,670

Egypt — 0.7%
Arab Republic of Egypt, 5.875%, 6/11/25(2)	USD	38,277	$32,064,107

Total Egypt			$32,064,107

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,555	$38,417,794

Total Fiji			$38,417,794

Georgia — 0.3%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	$328,109
Republic of Georgia, 6.875%, 4/12/21(1)	USD	12,248	12,739,084

Total Georgia			$13,067,193

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,447,966

Total Germany			$18,447,966

Honduras — 0.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,165	$2,202,887
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	7,381	8,008,385

Total Honduras			$10,211,272

Iceland — 2.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	4,310,250	$30,669,711
Republic of Iceland, 6.50%, 1/24/31	ISK	404,706	2,454,333
Republic of Iceland, 7.25%, 10/26/22	ISK	2,895,137	18,659,258
Republic of Iceland, 8.00%, 6/12/25	ISK	3,419,423	26,519,562
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	22,539,694

Total Iceland			$100,842,558

Security	Principal Amount (000’s omitted)		Value
India — 2.8%
India Government Bond, 7.16%, 5/20/23	INR	2,041,030	$29,088,124
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	16,299,096
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,503,321
India Government Bond, 8.28%, 9/21/27	INR	963,780	14,521,213
India Government Bond, 8.40%, 7/28/24	INR	1,162,080	17,676,850
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,319,065
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	25,841,418

Total India			$130,249,087

Indonesia — 0.9%
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	39,602	$40,740,718

Total Indonesia			$40,740,718

Iraq — 1.6%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	113,994	$72,731,592

Total Iraq			$72,731,592

Ivory Coast — 0.5%
Ivory Coast, 5.75%, 12/31/32(1)	USD	2,130	$1,857,424
Ivory Coast, 6.375%, 3/3/28(2)	USD	22,000	19,475,060

Total Ivory Coast			$21,332,484

Kazakhstan — 2.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	94,099	$94,334,247
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	7,565	7,356,963

Total Kazakhstan			$101,691,210

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,356,072
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,791,467
Republic of Kenya, 6.875%, 6/24/24(1)	USD	26,153	23,405,366

Total Kenya			$29,552,905

Lebanon — 1.1%
Lebanese Republic, 4.50%, 4/22/16	USD	28,841	$28,908,055
Lebanese Republic, 9.00%, 3/20/17	USD	2,800	2,927,176
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,825,820	1,876,815
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	8,440,210	5,631,664
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	8,677,630	5,783,766
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	9,298,200	6,199,538

Total Lebanon			$51,327,014

Macedonia — 1.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	17,789	$18,355,466
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	57,150	58,969,863
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	9,255	9,960,776

Total Macedonia			$87,286,105

Mexico — 1.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	1,135,391	$61,030,387

Total Mexico			$61,030,387

Mongolia — 1.2%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	28,288	$24,822,720
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,684	1,477,710
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	33,989	25,703,025
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	3,545	2,680,786

Total Mongolia			$54,684,241

Security	Principal Amount (000’s omitted)		Value
New Zealand — 3.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	114,845	$74,531,006
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	77,619	55,478,095
New Zealand Government Bond, 4.50%, 4/15/27(1)	NZD	40,000	29,009,883
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	12,191,181

Total New Zealand			$171,210,165

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	23,731	$22,814,746

Total Nigeria			$22,814,746

Pakistan — 0.3%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,553,495
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,201,485

Total Pakistan			$11,754,980

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$329,137
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	500	491,250
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	5,885,960
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	21,065	20,433,050

Total Paraguay			$27,139,397

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$38,426,718

Total Philippines			$38,426,718

Romania — 0.0%(4)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$593,399

Total Romania			$593,399

Russia — 3.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$90,143,603
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	31,478,814
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	16,599,295
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	11,741,875
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	28,367,363

Total Russia			$178,330,950

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	26,634	$24,793,058

Total Rwanda			$24,793,058

Serbia — 7.6%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	110,654	$114,718,985
Republic of Serbia, 5.875%, 12/3/18(1)	USD	72,743	76,342,178
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,738,196
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,754,621
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	345,715
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	2,913,191
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,596,608
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,773,845
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,494,955
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,509,317
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,888,101
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	21,675,721
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	57,613,184

Total Serbia			$353,364,617

Security	Principal Amount (000’s omitted)		Value
Slovenia — 1.8%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	$18,691,673
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	55,629	63,965,840

Total Slovenia			$82,657,513

Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	11,492	$10,426,956
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	575	504,388
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	7,000	6,726,692
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	6,500	6,246,214
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	7,643	7,222,016
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	18,802	17,202,589
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	27,440	188,546
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	224,860	1,621,525
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	53,690	390,765
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	5,283,200	38,409,231

Total Sri Lanka			$88,938,922

Tanzania — 1.2%
United Republic of Tanzania, 6.538%, 3/9/20(1)(5)	USD	60,056	$57,278,410

Total Tanzania			$57,278,410

Thailand — 1.4%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	2,641,901	$65,001,318

Total Thailand			$65,001,318

Turkey — 2.0%
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	$47,619,239
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	42,859,400

Total Turkey			$90,478,639

Venezuela — 1.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(6)	USD	15,084	$14,103,073
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	10,160	3,327,236
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	16,810	5,505,275
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	11,799	3,952,665
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	76,871	28,634,447
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	39,776	14,915,963

Total Venezuela			$70,438,659

Vietnam — 0.0%(4)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$235,248

Total Vietnam			$235,248

Zambia — 0.9%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	4,381	$2,932,488
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	719,620
Republic of Zambia, 8.50%, 4/14/24(2)	USD	34,224	24,628,275
Republic of Zambia, 8.97%, 7/30/27(2)	USD	12,869	9,234,794
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	2,571,983

Total Zambia			$40,087,160

Total Foreign Government Bonds (identified cost $3,096,755,778)			$2,890,696,521

Foreign Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	9,500	$8,740,000

Total Azerbaijan			$8,740,000

Bermuda — 0.1%
Everglades Re, Ltd., 9.76%, 3/28/18(2)(5)(7)	USD	3,750	$3,803,437
Tar Heel Re, Ltd., 8.78%, 5/9/19(2)(5)(7)	USD	1,550	1,581,543

Total Bermuda			$5,384,980

Cayman Islands — 0.0%(4)
Longpoint Re, Ltd. III, 4.48%, 5/18/16(2)(5)(7)	USD	1,000	$1,006,425

Total Cayman Islands			$1,006,425

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,237,433

Total Georgia			$24,237,433

India — 1.2%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$1,975,551
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	8,400,949
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	10,326,144
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,044,479
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,306,092
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	532,605
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	10,501,619
Power Finance Corp., Ltd., 8.39%, 4/19/25	INR	150,000	2,208,658
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,384,827
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,294,586

Total India			$53,975,510

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$11,562,182
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,945,733

Total Russia			$14,507,915

Total Foreign Corporate Bonds (identified cost $113,027,161)			$107,852,263

Sovereign Loans — 0.9%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(8)(9)(10)		$15,600	$14,307,582

Total Ethiopia			$14,307,582

Kenya — 0.4%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(9)		$17,030	$17,030,000

Total Kenya			$17,030,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 10, 2022(10)(11)(12)	EUR	11,000	$11,718,960

Total Macedonia			$11,718,960

Total Sovereign Loans (identified cost $42,920,002)			$43,056,542

Debt Obligations - United States — 12.5%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$589,665

Total Corporate Bonds & Notes (identified cost $514,072)		$589,665

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$125,066	$141,683
Series 1548, Class Z, 7.00%, 7/15/23	121,305	137,255
Series 1650, Class K, 6.50%, 1/15/24	706,848	793,096
Series 1817, Class Z, 6.50%, 2/15/26	108,490	123,445
Series 1927, Class ZA, 6.50%, 1/15/27	404,336	462,092
Series 2127, Class PG, 6.25%, 2/15/29	569,071	633,493
Series 2344, Class ZD, 6.50%, 8/15/31	778,820	913,627
Series 2458, Class ZB, 7.00%, 6/15/32	1,389,516	1,640,907

		$4,845,598

Federal National Mortgage Association:
Series 1992-180, Class F, 1.577%, 10/25/22(5)	$466,018	$473,847
Series 1993-16, Class Z, 7.50%, 2/25/23	445,263	499,187
Series 1993-79, Class PL, 7.00%, 6/25/23	276,478	310,920
Series 1993-104, Class ZB, 6.50%, 7/25/23	105,674	115,688
Series 1993-121, Class Z, 7.00%, 7/25/23	1,720,809	1,917,985
Series 1993-141, Class Z, 7.00%, 8/25/23	340,286	383,843
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,095,060	2,346,293
Series 1994-79, Class Z, 7.00%, 4/25/24	432,034	479,944
Series 1994-89, Class ZQ, 8.00%, 7/25/24	316,896	365,088
Series 1996-35, Class Z, 7.00%, 7/25/26	105,229	121,461
Series 1998-16, Class H, 7.00%, 4/18/28	356,210	408,705
Series 1998-44, Class ZA, 6.50%, 7/20/28	594,759	680,705
Series 1999-25, Class Z, 6.00%, 6/25/29	664,414	753,645
Series 2000-2, Class ZE, 7.50%, 2/25/30	148,756	175,475
Series 2000-49, Class A, 8.00%, 3/18/27	446,863	522,785
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,699,677	5,339,924
Series 2001-37, Class GA, 8.00%, 7/25/16	1,093	1,093
Series 2001-74, Class QE, 6.00%, 12/25/31	1,361,411	1,533,898
Series 2009-48, Class WA, 5.841%, 7/25/39(13)	5,586,597	6,289,274
Series 2011-38, Class SA, 12.221%, 5/25/41(14)	6,553,642	8,188,742
Series G48, Class Z, 7.10%, 12/25/21	372,093	408,429
Series G92-60, Class Z, 7.00%, 10/25/22	696,712	762,851
Series G93-1, Class K, 6.675%, 1/25/23	595,082	656,917
Series G93-31, Class PN, 7.00%, 9/25/23	1,857,834	2,085,147
Series G93-41, Class ZQ, 7.00%, 12/25/23	3,578,705	4,019,215
Series G94-7, Class PJ, 7.50%, 5/17/24	606,758	696,829

		$39,537,890

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$138,792	$153,549

		$153,549

Total Collateralized Mortgage Obligations (identified cost $40,545,164)		$44,537,037

Mortgage Pass-Throughs — 10.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.591%, with maturity at 2036(15)	$3,736,737	$3,957,649
2.873%, with maturity at 2035(15)	3,213,795	3,409,478
3.008%, with maturity at 2023(15)	115,062	119,847
3.203%, with maturity at 2029(15)	431,873	435,794
4.395%, with maturity at 2030(15)	707,198	765,060
4.50%, with maturity at 2035	555,269	601,623
6.00%, with various maturities to 2035	22,516,205	25,788,883
6.50%, with various maturities to 2036(16)	24,073,535	28,005,851
6.60%, with maturity at 2030	1,452,546	1,713,667
7.00%, with various maturities to 2036	24,457,058	28,744,011
7.31%, with maturity at 2026	78,848	91,858
7.50%, with various maturities to 2035	14,330,726	16,842,338
7.95%, with maturity at 2022	208,674	232,663
8.00%, with various maturities to 2034	5,742,659	6,835,277
8.15%, with maturity at 2021	61,538	67,331
8.30%, with maturity at 2021	13,596	14,827
8.47%, with maturity at 2018	32,560	34,170
8.50%, with various maturities to 2028	447,571	523,364
9.00%, with various maturities to 2027	727,670	818,296
9.50%, with maturity at 2027	102,003	115,219
10.00%, with various maturities to 2020	186,059	200,737
10.50%, with maturity at 2021	93,545	99,404

		$119,417,347

Federal National Mortgage Association:
1.894%, with maturity at 2022(15)	$1,035,108	$1,055,130
1.895%, with maturity at 2027(15)	212,554	218,115
1.898%, with maturity at 2038(15)	836,910	865,745
1.899%, with various maturities to 2035(15)	15,490,013	16,037,321
1.901%, with various maturities to 2033(15)	11,768,059	12,135,224
1.976%, with maturity at 2035(15)	3,254,161	3,354,035
2.049%, with maturity at 2025(15)	830,655	856,192
2.249%, with maturity at 2024(15)	424,860	439,604
2.429%, with maturity at 2028(15)	192,147	200,111
2.787%, with maturity at 2023(15)	67,892	69,488
3.639%, with maturity at 2034(15)	1,915,074	2,071,764
3.709%, with maturity at 2035(15)	6,143,477	6,646,132
3.826%, with maturity at 2035(15)	5,041,202	5,453,670
5.50%, with maturity at 2020	347,958	364,669
6.00%, with various maturities to 2038(16)	95,912,516	109,841,555
6.319%, with maturity at 2032(15)	1,992,170	2,203,122
6.50%, with various maturities to 2038	25,517,674	29,571,501
7.00%, with various maturities to 2037	60,028,371	70,518,622
7.259%, with maturity at 2025(15)	54,149	57,567
7.50%, with various maturities to 2037	42,685,417	50,674,087
8.00%, with various maturities to 2034	3,301,700	3,878,804
8.50%, with various maturities to 2037	5,983,670	7,362,093
9.00%, with various maturities to 2032	1,356,927	1,561,211
9.088%, with maturity at 2028(13)	74,602	79,303
9.50%, with various maturities to 2031	1,128,437	1,313,539
9.878%, with maturity at 2027(13)	97,641	107,349
10.50%, with maturity at 2029	139,941	163,280
11.50%, with maturity at 2031	188,841	235,816

		$327,335,049

Security	Principal Amount	Value
Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$339,712	$347,283
6.00%, with maturity at 2032	9,000,137	10,423,742
6.50%, with various maturities to 2032	11,784,692	13,770,061
7.00%, with various maturities to 2034	14,236,612	16,690,028
7.50%, with various maturities to 2032	3,604,895	4,153,053
7.75%, with maturity at 2019	18,682	20,449
8.00%, with various maturities to 2034	7,827,384	9,276,489
8.30%, with various maturities to 2020	10,271	11,156
8.50%, with various maturities to 2021	153,984	161,267
9.00%, with various maturities to 2025	123,927	141,154
9.50%, with various maturities to 2026	685,987	810,430

		$55,805,112

Total Mortgage Pass-Throughs (identified cost $482,904,251)		$502,557,508

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$1,974,200
U.S. Treasury Bond, 9.25%, 2/15/16(16)	28,900,000	29,007,363

Total U.S. Treasury Obligations (identified cost $30,641,175)		$30,981,563

Total Debt Obligations - United States (identified cost $554,604,662)		$578,665,773

Common Stocks — 1.2%

Security	Shares	Value
Iceland — 0.5%
Eimskipafelag Islands HF	1,914,942	$3,400,173
Hagar HF	9,886,040	3,476,684
HB Grandi HF	10,963,411	3,226,260
Icelandair Group HF	16,388,718	4,308,529
Marel HF	2,468,389	4,448,994
Reitir Fasteignafelag HF(17)	5,334,705	3,372,468

Total Iceland		$22,233,108

Romania — 0.2%
Banca Transilvania(17)	2,887,200	$1,553,190
BRD-Groupe Societe Generale SA(17)	567,100	1,354,409
Electrica SA	474,600	1,298,020
OMV Petrom SA	15,473,900	913,864
Societatea Nationala de Gaze Naturale ROMGAZ SA	162,200	914,062
Societatea Nationala Nuclearelectrica SA	202,000	287,858
Transelectrica SA	233,200	1,530,931
Transgaz SA Medias	22,600	1,398,122

Total Romania		$9,250,456

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.(17)	36,888,000	$11,679,767

Total Singapore		$11,679,767

Security	Shares	Value
Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,172,438
Bank for Investment and Development of Vietnam JSC	468,816	355,956
Bao Viet Holdings	156,900	361,805
Danang Rubber JSC	52,800	95,283
HA TIEN 1 Cement JSC(17)	183,000	212,059
Hoa Phat Group JSC	420,600	520,783
Hoa Sen Group	53,820	69,423
KIDO Group Corp.	373,100	373,127
Kinh Bac City Development Share Holding Corp.(17)	513,300	273,142
Masan Group Corp.(17)	636,000	2,089,117
PetroVietnam Drilling & Well Services JSC	236,785	248,076
PetroVietnam Fertilizer & Chemical JSC	385,500	498,596
PetroVietnam Gas JSC	165,200	293,178
PetroVietnam Technical Services Corp.	628,300	438,863
Pha Lai Thermal Power JSC	219,100	173,257
Saigon - Hanoi Commercial Joint Stock Bank(17)	829,250	243,472
Saigon Securities, Inc.	668,470	615,518
Saigon Thuong Tin Commercial JSB(17)	1,482,405	757,276
Tan Tao Investment & Industry JSC(17)	1,064,400	250,306
Vietnam Construction and Import-Export JSC	311,100	144,418
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	115,577
Vingroup JSC(17)	1,548,356	3,326,213

Total Vietnam		$12,627,883

Total Common Stocks (identified cost $63,849,858)		$55,791,214

Investment Funds — 0.2%

Security	Shares	Value
Romania — 0.2%
Fondul Proprietatea SA	58,345,647	$10,140,548

Total Investment Funds (identified cost $14,525,368)		$10,140,548

Precious Metals — 0.5%

Description	Troy Ounces	Value
Platinum(17)	24,986	$21,754,962

Total Precious Metals (identified cost $43,799,986)		$21,754,962

Currency Options Purchased — 0.8%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	$1,786,759
Put CNH/Call USD	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	1,678,418
Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	2,209,644
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	1,921,771
Put CNH/Call USD	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	2,902,344
Put CNH/Call USD	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	2,711,721

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	$2,720,996
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	5,766,383
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	10,020,934
Put EUR/Call USD	Goldman Sachs International	EUR	85,109	USD	1.10	7/15/16	3,074,200

Total Currency Options Purchased (identified cost $16,474,330)							$34,793,170

Call Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	947	JPY	20,000.00	6/10/16	$1,479,618

Total Call Options Purchased (identified cost $1,216,182)						$1,479,618

Short-Term Investments — 16.6%

Foreign Government Securities — 1.9%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	981,798	$5,513,363
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	169,705	948,991
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	206,676	1,151,173
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	700,552	3,878,495

Total Iceland			$11,492,022

Lebanon — 1.6%
Lebanon Treasury Bill, 0.00%, 2/4/16	LBP	3,287,660	$2,174,202
Lebanon Treasury Bill, 0.00%, 3/17/16	LBP	6,855,760	4,511,419
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	2,768,490	1,818,961
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	11,372,030	7,458,894
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,421,360	1,579,757
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	2,397,630	1,557,852
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	5,044,890	3,261,049
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	3,284,729
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,632,314
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,165,866
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	5,396,240	3,427,306
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	8,783,730	5,567,758
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	8,024,580	5,076,470
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	40,536,330	25,617,077
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	527,010	332,366

Total Lebanon			$74,466,020

Total Foreign Government Securities (identified cost $86,048,135)			$85,958,042

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(16)		$26,000	$25,990,198
U.S. Treasury Bill, 0.00%, 6/16/16(16)		50,000	49,933,350

Total U.S. Treasury Obligations (identified cost $75,903,672)			$75,923,548

Repurchase Agreements — 0.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 1/13/16 with a maturity date of 2/5/16, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 18,246,677, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,109,843.	EUR	18,252	$19,772,398
JPMorgan Chase Bank, N.A.:
Dated 1/14/16 with an interest rate of 0.50% payable by the Portfolio, collateralized by EUR 5,646,000 Croatia Government International Bond 3.875%, due 5/30/22 and a market value, including accrued interest, of $6,402,291.(18)	EUR	5,868	6,357,297

Total Repurchase Agreements (identified cost $26,238,508)			$26,129,695

Other — 12.5%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(19)		$578,513	$578,513,364

Total Other (identified cost $578,513,364)			$578,513,364

Total Short-Term Investments (identified cost $766,703,679)			$766,524,649

Total Investments — 97.5% (identified cost $4,713,877,006)			$4,510,755,260

Less Unfunded Loan Commitments — (0.3)%			$(10,722,531)

Net Investments — 97.2% (identified cost $4,703,154,475)			$4,500,032,729

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Goldman Sachs International	CNH	193,028	CNH	6.40	7/27/16	$(1,678,418)
Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	(2,209,644)
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	(1,921,771)
Put EUR/Call USD	Citibank, N.A.	EUR	63,991	USD	1.10	11/1/16	(2,720,996)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	$(5,766,383)
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(10,020,934)

Total Currency Options Written (premiums received $20,175,213)							$(24,318,146)

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Croatia — (0.1)%
Croatia Government International Bond, 3.875%, 5/30/22	EUR	(5,646)	$(6,241,698)

Total Croatia			$(6,241,698)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,728,937)

Total Spain			$(18,728,937)

Total Foreign Government Bonds (proceeds $26,260,398)			$(24,970,635)

Total Securities Sold Short (proceeds $26,260,398)			$(24,970,635)

Other Assets, Less Liabilities — 3.8%			$174,687,386

Net Assets — 100.0%			$4,625,431,334

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $1,498,903,986 or 32.4% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $478,718,374 or 10.3% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(12)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at January 31, 2016.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(15)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $547,351.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	550,837,000	USD	16,447,314	Bank of America, N.A.	2/2/16	$75,730	$—
TWD	541,782,000	USD	16,176,943	JPMorgan Chase Bank, N.A.	2/2/16	74,486	—
USD	16,837,445	TWD	550,837,000	Bank of America, N.A.	2/2/16	314,400	—
USD	16,558,130	TWD	541,782,000	JPMorgan Chase Bank, N.A.	2/2/16	306,701	—
EUR	38,715,603	PLN	169,183,315	BNP Paribas	2/3/16	474,979	—
EUR	7,934,189	PLN	34,618,057	BNP Paribas	2/3/16	110,466	—
EUR	13,163,215	USD	13,995,788	Goldman Sachs International	2/3/16	264,266	—
EUR	8,646,481	USD	9,199,086	Goldman Sachs International	2/3/16	167,872	—
PLN	203,801,372	EUR	47,387,954	BNP Paribas	2/3/16	—	(1,385,115)
USD	24,083,357	EUR	21,809,696	Goldman Sachs International	2/3/16	456,344	—
EUR	44,860,325	HUF	14,052,748,000	Bank of America, N.A.	2/4/16	—	(303,733)
EUR	41,865,166	HUF	13,085,682,000	BNP Paribas	2/4/16	—	(183,176)
EUR	7,179,664	HUF	2,249,500,000	Deutsche Bank AG	2/4/16	—	(50,108)
EUR	63,340,715	SEK	585,204,867	Deutsche Bank AG	2/4/16	442,088	—
EUR	63,790,859	SEK	589,469,000	Morgan Stanley & Co. International PLC	2/4/16	432,967	—
SEK	341,912,000	EUR	37,175,258	BNP Paribas	2/4/16	—	(440,070)
SEK	558,242,920	EUR	59,549,761	Goldman Sachs International	2/4/16	523,699	—
SEK	3,177,900	EUR	345,166	Goldman Sachs International	2/4/16	—	(3,701)
SEK	257,531,080	EUR	27,505,867	Morgan Stanley & Co. International PLC	2/4/16	204,642	—
SEK	13,809,967	EUR	1,499,463	Morgan Stanley & Co. International PLC	2/4/16	—	(15,541)
EUR	11,549,641	HUF	3,630,341,000	Citibank, N.A.	2/5/16	—	(120,577)
EUR	27,123,827	HUF	8,558,723,000	Citibank, N.A.	2/5/16	—	(398,097)
EUR	45,839,730	HUF	14,414,436,000	JPMorgan Chase Bank, N.A.	2/5/16	—	(498,965)
USD	34,983,709	AUD	49,038,000	Standard Chartered Bank	2/5/16	282,102	—
USD	7,352,754	PEN	24,521,434	BNP Paribas	2/5/16	290,855	—
USD	7,352,754	PEN	24,521,434	Standard Chartered Bank	2/5/16	290,855	—
USD	19,630,851	AUD	26,936,409	Australia and New Zealand Banking Group Limited	2/8/16	572,145	—
USD	30,864,561	AUD	43,400,000	Australia and New Zealand Banking Group Limited	2/8/16	157,133	—
USD	7,352,754	PEN	24,543,492	Standard Chartered Bank	2/8/16	287,468	—
ZMW	7,020,700	USD	833,812	ICBC Standard Bank plc	2/8/16	—	(214,537)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	68,361,000	USD	23,286,892	BNP Paribas	2/9/16	$—	$(209,990)
USD	79,102,500	INR	5,322,119,000	Standard Chartered Bank	2/9/16	786,004	—
USD	22,510,867	TRY	68,361,000	BNP Paribas	2/9/16	—	(566,035)
USD	11,977,735	EUR	10,834,677	Deutsche Bank AG	2/10/16	238,300	—
USD	14,753,011	NZD	22,766,992	Deutsche Bank AG	2/10/16	16,389	—
ZMW	16,683,700	USD	2,078,966	Citibank, N.A.	2/10/16	—	(610,567)
ZMW	71,386,000	USD	8,388,484	Barclays Bank PLC	2/11/16	—	(2,112,180)
USD	2,027,648	EUR	1,870,115	JPMorgan Chase Bank, N.A.	2/16/16	1,082	—
USD	20,770,325	EUR	19,310,419	JPMorgan Chase Bank, N.A.	2/16/16	—	(155,574)
USD	15,178,966	TWD	496,337,000	Bank of America, N.A.	2/16/16	325,669	—
USD	13,705,913	TWD	448,060,000	BNP Paribas	2/16/16	297,345	—
USD	23,051,776	RON	95,480,458	Deutsche Bank AG	2/18/16	345,554	—
MXN	665,415,000	USD	39,450,703	Standard Chartered Bank	2/19/16	—	(2,804,110)
USD	55,170,302	NZD	85,863,496	Standard Chartered Bank	2/19/16	—	(376,849)
USD	23,391,622	TRY	71,700,000	Standard Chartered Bank	2/19/16	—	(743,779)
ZMW	7,142,000	USD	833,859	ICBC Standard Bank plc	2/19/16	—	(211,209)
USD	16,596,380	PHP	789,523,000	Bank of America, N.A.	2/23/16	100,702	—
USD	22,289,458	PHP	1,060,577,000	Standard Chartered Bank	2/23/16	130,588	—
PLN	8,195,014	USD	2,063,096	BNP Paribas	2/24/16	—	(55,297)
PLN	7,061,994	USD	1,776,873	Morgan Stanley & Co. International PLC	2/24/16	—	(46,667)
USD	40,784,366	EUR	37,451,208	Deutsche Bank AG	2/24/16	192,419	—
USD	2,377,397	EUR	2,169,158	Deutsche Bank AG	2/24/16	26,329	—
USD	7,352,409	PEN	25,182,000	Standard Chartered Bank	2/24/16	119,518	—
USD	3,842,011	PLN	15,257,008	BNP Paribas	2/24/16	104,006	—
USD	13,542,621	TWD	441,029,000	Citibank, N.A.	2/25/16	364,351	—
USD	13,940,573	TWD	453,919,000	Goldman Sachs International	2/25/16	377,140	—
USD	11,028,861	PEN	38,022,000	BNP Paribas	2/26/16	111,057	—
CNH	101,090,000	USD	15,583,475	Deutsche Bank AG	3/2/16	—	(322,534)
CNH	202,210,000	USD	31,170,373	Goldman Sachs International	3/2/16	—	(643,962)
EUR	321,264	USD	341,096	Goldman Sachs International	3/2/16	7,168	—
EUR	1,617,502	USD	1,779,560	Goldman Sachs International	3/2/16	—	(26,122)
USD	16,002,849	CNH	101,090,000	Deutsche Bank AG	3/2/16	741,908	—
USD	32,012,982	CNH	202,210,000	Goldman Sachs International	3/2/16	1,486,571	—
USD	1,334,635	EUR	1,222,223	Goldman Sachs International	3/2/16	9,695	—
USD	9,744,181	EUR	9,155,139	Goldman Sachs International	3/2/16	—	(180,360)
USD	85,136,880	EUR	79,935,478	Goldman Sachs International	3/2/16	—	(1,516,407)
USD	4,597,518	ZAR	76,267,000	Deutsche Bank AG	3/3/16	—	(176,309)
USD	23,734,692	ZAR	347,677,633	Standard Chartered Bank	3/3/16	1,972,291	—
USD	1,155,528	ZAR	17,132,258	Standard Chartered Bank	3/3/16	83,158	—
EUR	47,449,800	USD	52,049,109	Goldman Sachs International	3/4/16	—	(608,593)
USD	50,339,493	EUR	47,449,800	Goldman Sachs International	3/4/16	—	(1,101,023)
CNH	101,082,000	USD	15,584,404	Bank of America, N.A.	3/7/16	—	(337,195)
CNH	101,090,000	USD	15,584,676	Citibank, N.A.	3/7/16	—	(336,260)
CNH	98,918,000	USD	15,252,178	Goldman Sachs International	3/7/16	—	(331,387)
USD	16,001,583	CNH	101,082,000	Bank of America, N.A.	3/7/16	754,374	—
USD	16,002,849	CNH	101,090,000	Citibank, N.A.	3/7/16	754,434	—
USD	15,657,776	CNH	98,918,000	Goldman Sachs International	3/7/16	736,985	—
USD	12,671,782	SGD	18,082,000	Standard Chartered Bank	3/7/16	—	(12,372)
EUR	43,710,733	SEK	403,741,838	Goldman Sachs International	3/8/16	307,295	—
SEK	403,741,838	EUR	43,649,182	Goldman Sachs International	3/8/16	—	(240,559)
EUR	4,332,210	USD	4,743,553	Standard Chartered Bank	3/9/16	—	(46,299)
EUR	15,223,160	USD	16,700,111	Standard Chartered Bank	3/9/16	—	(194,203)
USD	196,536,063	EUR	185,320,468	Standard Chartered Bank	3/9/16	—	(4,400,053)
USD	23,156,361	ZAR	342,189,000	Citibank, N.A.	3/9/16	1,762,178	—
TRY	91,292,233	USD	30,603,142	BNP Paribas	3/10/16	—	(45,135)
USD	29,804,843	TRY	91,292,233	BNP Paribas	3/10/16	—	(753,164)
USD	800,243	TWD	26,336,000	Standard Chartered Bank	3/10/16	14,228	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	8,572,000	USD	1,050,739	Standard Chartered Bank	3/10/16	$—	$(317,510)
USD	8,783,976	AUD	12,082,000	Deutsche Bank AG	3/14/16	249,573	—
USD	9,625,746	AUD	13,220,000	Goldman Sachs International	3/14/16	287,490	—
USD	9,590,724	AUD	13,210,000	Goldman Sachs International	3/14/16	259,532	—
USD	45,955,715	NZD	68,225,055	Standard Chartered Bank	3/14/16	1,882,526	—
USD	87,682,881	RUB	6,801,122,689	Bank of America, N.A.	3/14/16	—	(1,475,247)
ZMW	8,304,000	USD	1,013,301	ICBC Standard Bank plc	3/14/16	—	(305,290)
ZMW	8,395,000	USD	1,013,889	Standard Chartered Bank	3/14/16	—	(298,119)
USD	3,533,775	THB	128,117,000	BNP Paribas	3/17/16	—	(47,331)
USD	3,208,120	THB	116,551,000	BNP Paribas	3/17/16	—	(49,695)
USD	19,992,053	EUR	18,174,428	Goldman Sachs International	3/23/16	278,099	—
USD	49,119,194	EUR	44,653,204	Standard Chartered Bank	3/23/16	683,492	—
USD	3,403,401	EUR	3,124,000	Standard Chartered Bank	3/23/16	14,772	—
ZMW	15,774,300	USD	1,873,432	Barclays Bank PLC	3/24/16	—	(539,265)
USD	18,987,400	EUR	17,375,000	Goldman Sachs International	3/31/16	136,168	—
USD	66,770,098	EUR	61,143,379	JPMorgan Chase Bank, N.A.	3/31/16	431,794	—
USD	25,000,000	OMR	9,663,500	Standard Chartered Bank	4/4/16	—	(28,490)
USD	19,022,403	EUR	17,423,453	Goldman Sachs International	4/6/16	115,238	—
USD	18,613,649	TRY	57,645,540	BNP Paribas	4/12/16	—	(505,984)
USD	54,522,971	AUD	77,988,000	Standard Chartered Bank	4/13/16	—	(488,781)
USD	46,913,376	EUR	43,142,307	Standard Chartered Bank	4/13/16	87,323	—
USD	250,335	EUR	230,202	Standard Chartered Bank	4/13/16	477	—
SAR	58,350,000	USD	15,447,542	BNP Paribas	4/14/16	54,069	—
MXN	668,554,053	USD	37,003,130	Morgan Stanley & Co. International PLC	4/19/16	—	(338,195)
SEK	394,712,000	EUR	42,063,130	BNP Paribas	4/19/16	436,885	—
USD	55,797,946	NZD	86,990,600	Morgan Stanley & Co. International PLC	4/19/16	—	(281,537)
USD	32,637,926	SGD	47,090,000	Goldman Sachs International	4/19/16	—	(360,974)
USD	32,872,886	SGD	47,429,000	Standard Chartered Bank	4/19/16	—	(363,573)
USD	10,378,901	EUR	9,498,399	Standard Chartered Bank	4/20/16	67,288	—
RUB	1,820,084,500	USD	22,726,199	BNP Paribas	4/21/16	931,632	—
RUB	2,716,279,000	USD	35,278,641	BNP Paribas	4/21/16	28,110	—
USD	32,499,445	RUB	2,602,799,309	BNP Paribas	4/21/16	—	(1,332,274)
USD	53,171,307	RUB	4,353,400,722	BNP Paribas	4/21/16	—	(3,415,088)
SEK	395,206,203	EUR	42,175,348	Standard Chartered Bank	4/22/16	373,477	—
USD	49,943,777	SGD	71,954,000	Goldman Sachs International	4/22/16	—	(475,224)
SEK	398,653,440	EUR	42,745,997	Goldman Sachs International	4/25/16	157,273	—
USD	11,009,870	THB	401,585,000	Standard Chartered Bank	4/25/16	—	(205,714)
USD	7,835,567	THB	285,293,000	Deutsche Bank AG	4/26/16	—	(132,026)
USD	3,264,754	TWD	110,254,000	JPMorgan Chase Bank, N.A.	4/26/16	—	(22,503)
USD	42,376,600	EUR	38,986,706	Standard Chartered Bank	4/27/16	43,042	—
USD	20,335,260	TWD	686,010,000	Deutsche Bank AG	4/29/16	—	(116,986)
USD	9,879,318	TWD	333,180,000	Standard Chartered Bank	4/29/16	—	(53,889)
USD	900,750	THB	32,406,000	Deutsche Bank AG	5/3/16	—	(4,155)
USD	4,545,822	THB	165,127,000	Deutsche Bank AG	5/3/16	—	(65,182)
USD	1,691,933	THB	60,825,000	Standard Chartered Bank	5/3/16	—	(6,544)
USD	4,711,004	THB	170,821,000	Standard Chartered Bank	5/3/16	—	(59,000)
USD	5,972,120	THB	214,638,000	Standard Chartered Bank	5/9/16	—	(20,878)
USD	10,063,573	THB	362,188,000	Deutsche Bank AG	5/10/16	—	(49,075)
OMR	10,079,000	USD	26,044,601	BNP Paribas	5/11/16	—	(58,041)
USD	25,976,804	OMR	10,079,000	BNP Paribas	5/11/16	—	(9,755)
USD	8,087,603	THB	293,580,000	Deutsche Bank AG	5/16/16	—	(108,687)
USD	1,532,791	THB	55,579,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(18,887)
JPY	4,450,604,000	USD	36,478,268	Goldman Sachs International	5/25/16	398,053	—
JPY	4,362,383,000	USD	35,763,394	Standard Chartered Bank	5/25/16	381,955	—
USD	36,373,030	JPY	4,450,604,000	Goldman Sachs International	5/25/16	—	(503,290)
USD	35,672,443	JPY	4,362,383,000	Standard Chartered Bank	5/25/16	—	(472,906)
OMR	9,697,750	USD	25,084,713	Standard Chartered Bank	5/26/16	—	(108,424)
USD	25,000,000	OMR	9,697,750	Standard Chartered Bank	5/26/16	23,711	—
OMR	15,499,200	USD	40,075,501	Standard Chartered Bank	6/8/16	—	(195,472)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	40,000,000	OMR	15,499,200	Standard Chartered Bank	6/8/16	$119,971	$—
CNH	24,300,657	USD	3,708,892	Standard Chartered Bank	6/13/16	—	(92,809)
CNH	187,350,000	USD	28,596,505	Standard Chartered Bank	6/13/16	—	(717,706)
USD	31,731,733	CNH	211,650,657	Standard Chartered Bank	6/13/16	236,851	—
USD	6,876,335	PEN	24,466,000	BNP Paribas	7/27/16	2,642	—
USD	6,878,268	PEN	24,466,000	Standard Chartered Bank	7/27/16	4,575	—
CNH	93,275,000	USD	14,202,512	Goldman Sachs International	7/29/16	—	(389,652)
CNH	115,671,405	USD	17,611,359	Goldman Sachs International	7/29/16	—	(481,871)
CNH	119,878,000	USD	18,249,049	Goldman Sachs International	7/29/16	—	(496,616)
CNH	183,040,967	USD	27,862,237	Standard Chartered Bank	7/29/16	—	(756,160)
USD	25,513,000	CNH	170,554,405	Goldman Sachs International	7/29/16	256,026	—
USD	23,587,183	CNH	158,270,000	Goldman Sachs International	7/29/16	149,376	—
USD	27,149,760	CNH	183,040,967	Standard Chartered Bank	7/29/16	43,683	—
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	19,681	—
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	176,101	—
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	—	(41,491)
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	—	(70,263)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	—	(78,344)
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	87,032	—
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	69,277	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	65,067	—
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	—	(89,392)
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	70,146	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	53,697	—
LKR	500,000,000	USD	3,355,705	Citibank, N.A.	9/21/16	5,308	—
LKR	308,987,600	USD	2,079,324	Citibank, N.A.	9/21/16	—	(2,302)
LKR	250,000,000	USD	1,701,838	Citibank, N.A.	9/21/16	—	(21,332)
LKR	500,000,000	USD	3,387,534	Citibank, N.A.	9/21/16	—	(26,521)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	52,379	—
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	22,526	—
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	20,065	—
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	6,601	—
LKR	500,000,000	USD	3,364,058	Citibank, N.A.	9/26/16	—	(5,223)
LKR	400,000,000	USD	2,694,510	Citibank, N.A.	9/26/16	—	(7,442)
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	34,574	—
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	16,500	—
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	12,207	—
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	208,798	—
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	148,743	—
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	185,934	—
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	297,165	—
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	749,700	—
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	803,586	—
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	294,764	—
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	416,827	—
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	1,000,805	—
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	180,076	—
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	80,927	—
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	180,235	—
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(177,598)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	32,557	—
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	30,165	—
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	865,308	—
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(6,111)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(37,459)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(60,013)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(2,647)
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(68,729)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(107,655)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	$—	$(56,546)
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	10,211	—
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	19,145	—
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(67,686)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(108,073)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(112,810)
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(9,205)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	1,821	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	756,240	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	470,920	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	1,168,819	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	612,437	—
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	989,005	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	618,814	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	616,628	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	696,985	—

						$38,178,815	$(39,703,461)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	658	Short	Apr-16	$(31,932,707)	$(24,780,280)	$7,152,427
Brent Crude Oil	602	Short	Oct-16	(22,723,327)	(24,983,000)	(2,259,673)
Gold	274	Short	Apr-16	(30,188,759)	(30,589,360)	(400,601)
High Grade Copper	198	Short	Mar-16	(10,350,473)	(10,231,650)	118,823
WTI Crude Oil	541	Short	Nov-16	(22,406,225)	(22,586,750)	(180,525)
Equity Futures
E-mini S&P 500 Index	240	Short	Mar-16	(24,879,600)	(23,161,200)	1,718,400
Nikkei 225 Index	22	Long	Mar-16	2,175,250	2,003,835	(171,415)
SGX CNX Nifty Index	1,539	Long	Feb-16	22,994,147	23,357,156	363,009
TOPIX Index	443	Long	Mar-16	57,346,846	53,591,461	(3,755,385)
Interest Rate Futures
Euro-Bobl	587	Short	Mar-16	(83,194,447)	(84,211,883)	(1,017,436)
Euro-Bund	231	Short	Mar-16	(39,685,482)	(40,877,094)	(1,191,612)
IMM 10-Year Interest Rate Swap	584	Long	Mar-16	56,741,849	54,881,050	(1,860,799)
Japan 10-Year Bond	143	Short	Mar-16	(175,712,881)	(177,673,646)	(1,960,765)
U.S. 2-Year Deliverable Interest Rate Swap	1,354	Short	Mar-16	(136,161,917)	(137,050,187)	(888,270)
U.S. 2-Year Treasury Note	782	Short	Mar-16	(170,121,657)	(170,964,750)	(843,093)
U.S. 5-Year Deliverable Interest Rate Swap	1,861	Short	Mar-16	(188,918,103)	(192,090,094)	(3,171,991)
U.S. 5-Year Treasury Note	2,707	Short	Mar-16	(323,720,854)	(326,658,766)	(2,937,912)
U.S. 10-Year Deliverable Interest Rate Swap	2,588	Short	Mar-16	(265,779,766)	(274,449,313)	(8,669,547)
U.S. 10-Year Treasury Note	1,241	Short	Mar-16	(156,503,827)	(160,806,453)	(4,302,626)
U.S. 30-Year Deliverable Interest Rate Swap	106	Short	Mar-16	(10,821,109)	(11,620,250)	(799,141)

						$(25,058,132)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	8,627	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	3/16/18	$(26,793)
LCH.Clearnet(1)	EUR	6,627	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	63,968
LCH.Clearnet(1)	EUR	91,255	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(868,031)
LCH.Clearnet(1)	EUR	12,500	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	3/16/26	(63,838)
LCH.Clearnet(1)	USD	49,896	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/16/18	(139,568)
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	293,174
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	406,638
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	257,286
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	249,690
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	344,442
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	430,339
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	624,174
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	535,357
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	289,169
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	308,094
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	649,712
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	1,114,411
LCH.Clearnet(1)	USD	5,625	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	52,400
LCH.Clearnet(1)	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	109,276
LCH.Clearnet(1)	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	215,852
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	760,309
LCH.Clearnet	USD	11,213	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	269,175
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	662,298
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	27,776
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	27,500
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	137,015
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	135,547
LCH.Clearnet	USD	12,320	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	114,654
LCH.Clearnet	USD	20,290	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	305,611
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	195,984
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	191,447
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	381,351
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	196,486
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	356,199
LCH.Clearnet	USD	13,918	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	551,326
LCH.Clearnet	USD	14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	534,410
LCH.Clearnet(1)	USD	16,500	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	(543,527)
LCH.Clearnet(1)	USD	18,928	Receives	3-month USD-LIBOR-BBA	2.75	(2)	3/16/46	(1,318,368)

								$7,830,945

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45%	6/24/17	$15,359
BNP Paribas	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(144,754)
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	934,067
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	265,050
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	355,753
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	218,688
Deutsche Bank AG	BRL	87,307	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(991,160)
Deutsche Bank AG	BRL	92,820	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(1,076,950)
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	30,757
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	40,106
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	27,349
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	16,141
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	32,296
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	46,128
Deutsche Bank AG	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(154,164)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	(150,123)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(332,777)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(655,484)
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	(1,484,868)
Goldman Sachs International	BRL	267,610	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(2,751,261)
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	(4,163,503)
Goldman Sachs International	BRL	542,992	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(5,603,925)
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	30,757
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	60,019
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	31,390
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	22,051
Goldman Sachs International	CNY	81,928	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(76,555)
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	110,559
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	388,258
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	211,379
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	260,690
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	185,743
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	202,359
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	144,925

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41%	8/22/20	$(305,482)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(597,965)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	673,437
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	551,015
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	282,025
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	202,119
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	220,500
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	107,020
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	238,226
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	309,965
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	339,600
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	60,019
JPMorgan Chase Bank, N.A.	CNY	139,806	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(149,458)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	492,623
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	41,328
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	80,972
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	27,096
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	14,089
Standard Chartered Bank	CNY	173,619	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(191,449)

							$(11,560,020)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
South Africa	ICE Clear Credit	$4,600	1.00	%(1)	6/20/17	1.90%	$(51,540)	$42,412	$(9,128)

Total		$4,600					$(51,540)	$42,412	$(9,128)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Brazil	ICE Clear Credit	$55,350	1.00	%(1)	12/20/20	$8,558,900	$(9,261,797)	$(702,897)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	294,705	(92,573)	202,132
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	817,595	(258,940)	558,655
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	450,700	(144,848)	305,852

Total						$10,121,900	$(9,758,158)	$363,742

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$16,420	1.00	%(1)	12/20/20	1.20%	$(133,533)	$257,885	$124,352
Abu Dhabi	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	1.20	(112,092)	127,358	15,266
Abu Dhabi	Goldman Sachs International	9,740	1.00	(1)	12/20/20	1.20	(79,209)	108,371	29,162
Colombia	Barclays Bank PLC	4,950	1.00	(1)	3/20/20	2.62	(305,044)	137,212	(167,832)
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	2.62	(123,250)	53,697	(69,553)
Colombia	BNP Paribas	2,920	1.00	(1)	3/20/20	2.62	(179,945)	79,459	(100,486)
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	2.62	(300,114)	132,313	(167,801)
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	2.62	(2,133,770)	957,707	(1,176,063)
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	2.62	(176,741)	77,231	(99,510)
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	2.62	(120,169)	53,792	(66,377)
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	2.00	(2,203)	22,920	20,717
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.60	37,910	—	37,910
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	2.69	(18,243)	33,590	15,347
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.84	(194,986)	118,970	(76,016)
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.84	(198,961)	121,253	(77,708)
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.84	(146,614)	99,702	(46,912)
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.84	(146,296)	92,497	(53,799)
Saudi Arabia	Citibank, N.A.	5,700	1.00	(1)	12/20/20	1.84	(213,735)	130,139	(83,596)
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.84	(577,459)	352,007	(225,452)
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.84	(145,490)	88,525	(56,965)
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.84	(200,611)	129,269	(71,342)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.92	45,719	135,751	181,470
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.92	45,719	66,853	112,572
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	2.26	(382,381)	213,317	(169,064)
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	2.26	(309,363)	80,216	(229,147)
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	2.26	(400,251)	116,432	(283,819)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	2.26	(562,619)	123,223	(439,396)
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	2.17	(59,656)	37,387	(22,269)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	2.26	(174,473)	70,405	(104,068)
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	2.26	(219,052)	94,789	(124,263)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	2.26	(176,779)	91,732	(85,047)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	2.26	(323,390)	122,697	(200,693)
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	2.26	(365,087)	163,720	(201,367)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	2.26	(192,151)	116,143	(76,008)
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	2.26	(176,779)	76,496	(100,283)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	2.26	(325,504)	201,696	(123,808)
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	2.26	(292,070)	162,935	(129,135)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	2.26	(205,410)	120,919	(84,491)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	2.33	(187,860)	71,673	(116,187)
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	2.26	(176,779)	105,451	(71,328)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	HSBC Bank USA, N.A.	$9,146	1.00	%(1)	9/20/17	2.26%	$(175,741)	$76,047	$(99,694)
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	2.33	(170,952)	67,785	(103,167)
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	2.26	(176,779)	88,970	(87,809)
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	2.17	(65,622)	40,010	(25,612)
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	2.26	(176,779)	87,588	(89,191)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	2.26	(76,860)	19,975	(56,885)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	2.26	(171,015)	56,832	(114,183)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	2.33	(165,519)	64,390	(101,129)
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.88	(1,440,038)	849,387	(590,651)
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.71	(2,325,869)	2,312,534	(13,335)
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.88	(303,382)	178,946	(124,436)

Total		$620,019					$(15,157,277)	$9,188,196	$(5,969,081)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$24,334	$(12,534)	$11,800
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	47,009	(33,060)	13,949
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	32,665	(26,346)	6,319
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	79,597	(60,083)	19,514
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(153,444)	(149,993)	(303,437)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(258,594)	(230,036)	(488,630)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(94,382)	(79,792)	(174,174)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(110,376)	(93,313)	(203,689)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	600,793	(538,518)	62,275
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	300,522	(269,495)	31,027
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	300,522	(269,813)	30,709
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	300,522	(277,317)	23,205
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	33,608	(50,762)	(17,154)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	229,529	(321,427)	(91,898)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	183,505	(162,360)	21,145
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	155,580	(143,257)	12,323
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	199,461	(205,066)	(5,605)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	415,544	(426,631)	(11,087)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	25,206	(37,616)	(12,410)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	84,021	(128,290)	(44,269)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	67,279	(86,853)	(19,574)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	88,756	(114,556)	(25,800)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	93,950	(168,575)	(74,625)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	72,269	(119,880)	(47,611)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	359,181	(588,286)	(229,105)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	283,235	(264,152)	19,083
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	664,871	(650,941)	13,930
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	110,369	(98,478)	11,891
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	73,211	(64,756)	8,455

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$167	1.00	%(1)	6/20/20	$12,244	$(10,575)	$1,669
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	6,890	(10,706)	(3,816)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	33,608	(50,288)	(16,680)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	124,153	(131,260)	(7,107)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	226,721	(208,974)	17,747
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	146,937	(135,298)	11,639
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	124,459	(110,453)	14,006
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	142,624	(255,909)	(113,285)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	80,308	(133,323)	(53,015)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	5,213	(20,116)	(14,903)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	23,273	(33,688)	(10,415)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	26,803	(41,486)	(14,683)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	42,010	(63,733)	(21,723)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	42,010	(64,966)	(22,956)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	67,542	(122,357)	(54,815)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	76,221	(132,067)	(55,846)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	170,793	(271,022)	(100,229)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	158,857	(281,785)	(122,928)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	109,575	(132,261)	(22,686)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	891,945	(1,153,549)	(261,604)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	657,398	(221,155)	436,243
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	7,224	(2,553)	4,671
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	736,864	(220,414)	516,450
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	664,622	(224,649)	439,973
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	657,398	(222,506)	434,892
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,184,023	(1,246,951)	(62,928)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(254,317)	245,890	(8,427)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(235,694)	210,769	(24,925)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	52,711	(67,103)	(14,392)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(356,474)	80,719	(275,755)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	973,465	(662,117)	311,348
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	269,257	(192,101)	77,156
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	286,516	(176,121)	110,395
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	987,274	(621,711)	365,563

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Mexico	Deutsche Bank AG	$6,900	1.00	%(1)	6/20/22	$476,377	$(288,669)	$187,708
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(92,343)	103,707	11,364
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(102,735)	109,603	6,868
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(162,958)	193,625	30,667
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(47,367)	56,270	8,903
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(10,375)	12,011	1,636
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	1,668	29,143	30,811
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	1,667	27,455	29,122
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(24,782)	124,982	100,200
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(1,743)	36,727	34,984
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	164,785	(190,234)	(25,449)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	155,227	(295,267)	(140,040)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	107,261	30,020	137,281
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	597,446	10,527	607,973
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	239,284	23,617	262,901
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	1,670	20,634	22,304
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	6,289	101,691	107,980
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	3,822	44,504	48,326
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	1,670	19,448	21,118
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(2,010)	41,258	39,248
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(1,010)	24,619	23,609
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	116,698	(152,919)	(36,221)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	147,353	(9,970)	137,383
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	145,196	2,284	147,480
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(840)	19,327	18,487
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	3,202	41,693	44,895
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	1,589	27,817	29,406
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	1,950	22,042	23,992
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(1,588)	34,468	32,880
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(633)	13,326	12,693
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	452,035	28,474	480,509
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	368,223	(25,245)	342,978
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(881,014)	732,699	(148,315)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	471,354	(113,493)	357,861
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	541,924	(113,138)	428,786
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,772,246	(319,722)	1,452,524
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	538,245	(106,509)	431,736
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	4,340,119	(1,376,388)	2,963,731
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	3,087,592	(1,084,415)	2,003,177
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	2,949,739	(1,303,481)	1,646,258
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	2,386,473	(800,270)	1,586,203
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	471,354	(131,193)	340,161
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	411,906	(82,562)	329,344
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	411,906	(94,031)	317,875
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	411,906	(134,514)	277,392
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	898,711	(398,270)	500,441

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$12,000	1.00	%(1)	9/20/20	$1,166,474	$(434,885)	$731,589
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	1,252,777	(225,169)	1,027,608
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	765,644	(145,859)	619,785
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,608,275	(610,206)	998,069
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,345,911	(547,712)	798,199
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	2,494,679	(957,259)	1,537,420
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,608,275	(626,956)	981,319
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	420,144	(92,353)	327,791
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	378,953	(101,338)	277,615
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	898,712	(388,762)	509,950
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	449,355	(146,483)	302,872
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,772,246	(339,932)	1,432,314
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	1,090,051	(270,043)	820,008
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	807,368	(162,736)	644,632
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,482,281	(680,148)	802,133
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	1,215,076	(329,497)	885,579
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	541,924	(112,116)	429,808
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	534,633	(134,337)	400,296
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	140,949	(35,450)	105,499
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	1,356,566	(254,105)	1,102,461
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	2,510,984	(1,107,505)	1,403,479
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	2,253,067	(989,488)	1,263,579
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,808,233	(345,550)	1,462,683
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	836,575	(162,459)	674,116
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,584,559	(677,312)	907,247
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	1,235,188	(536,364)	698,824
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	1,124,018	(468,718)	655,300
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	389,054	(128,380)	260,674
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	343,415	(135,999)	207,416
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	420,144	(90,729)	329,415
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	411,905	(92,132)	319,773
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	428,381	(132,413)	295,968
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	449,356	(141,572)	307,784
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	449,356	(200,716)	248,640
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,319,230	(496,603)	822,627

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/22	$592,913	$(205,716)	$387,197
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	1,088,296	(465,090)	623,206
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(154,648)	(157,887)	(312,535)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(71,894)	(267,730)	(339,624)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(125,866)	(56,558)	(182,424)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(103,099)	(373,057)	(476,156)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(71,051)	(335,282)	(406,333)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(41,726)	(234,559)	(276,285)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(393,557)	(2,245,778)	(2,639,335)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(27,602)	(58,323)	(85,925)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(125,866)	(129,146)	(255,012)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(47,930)	(131,155)	(179,085)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(101,576)	(98,417)	(199,993)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(103,099)	(234,062)	(337,161)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(143,823)	(433,214)	(577,037)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(113,859)	(557,201)	(671,060)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(212,377)	(1,211,900)	(1,424,277)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(51,549)	(188,040)	(239,589)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(81,892)	(394,680)	(476,572)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(47,929)	(127,708)	(175,637)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(143,788)	(758,999)	(902,787)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	45,955	—	45,955
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	25,371	—	25,371

Total						$69,191,847	$(38,410,112)	$30,781,735

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $624,619,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	$205,907
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	174,748
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	179,554
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	174,355
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	182,623
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 300,890,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	211,258
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 300,900,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	192,166
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000	4/8/14/ 4/8/16	(5,234,952)

Total				$(3,914,341)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ALL	- Albanian Lek

AOA	- Angolan Kwanza

AUD	- Australian Dollar

BDT	- Bangladeshi Taka

BRL	- Brazilian Real

CNH	- Yuan Renminbi Offshore

CNY	- Yuan Renminbi

CRC	- Costa Rican Colon

DOP	- Dominican Peso

EUR	- Euro

GEL	- Georgian Lari

HUF	- Hungarian Forint

INR	- Indian Rupee

ISK	- Icelandic Krona

JPY	- Japanese Yen

KES	- Kenyan Shilling

LBP	- Lebanese Pound

LKR	- Sri Lankan Rupee

MXN	- Mexican Peso

NZD	- New Zealand Dollar

OMR	- Omani Rial

PEN	- Peruvian Sol

PHP	- Philippine Peso

PLN	- Polish Zloty

RON	- Romanian Leu

RSD	- Serbian Dinar

RUB	- Russian Ruble

SAR	- Saudi Riyal

SEK	- Swedish Krona

SGD	- Singapore Dollar

THB	- Thai Baht

TRY	- New Turkish Lira

TWD	- New Taiwan Dollar

UGX	- Ugandan Shilling

USD	- United States Dollar

ZAR	- South African Rand

ZMW	- Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $77,397,614 or 1.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Numbers of	Principal Amount of Contracts (000’s omitted)				Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency	Contracts	CNH	EUR	GBP	JPY	USD	USD
Outstanding, beginning of period	603	870,612	224,129	61,337	8,384,400	75,563	49,378,427
Options written	—	—	63,991	—	16,809,056	—	5,921,905
Options terminated in closing purchase transactions	(326)	(210,474)	(110,002)	—	—	(75,563)	(24,898,911)
Options expired	(277)	—	—	(61,337)	(25,193,456)	—	(10,226,208)

Outstanding, end of period	—	660,138	178,118	—	—	—	20,175,213

CNH	- Yuan Renminbi Offshore

EUR	- Euro

GBP	- British Pound Sterling

JPY	- Japanese Yen

USD	- United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$7,271,250	$(2,840,799)

Total		$7,271,250	$(2,840,799)

Credit	Credit Default Swaps	$74,277,005	$(20,242,435)
Credit	Credit Default Swaps (Centrally Cleared)*	1,066,639	(712,025)

Total		$75,343,644	$(20,954,460)

Equity Price	Futures Contracts*	$2,081,409	$(3,926,800)
Equity Price	Options Purchased	1,479,618	—

Total		$3,561,027	$(3,926,800)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$34,793,170	$—
Foreign Exchange	Currency Options Written	—	(24,318,146)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	38,178,815	(39,703,461)

Total		$72,971,985	$(64,021,607)

Interest Rate	Cross-Currency Swaps	$1,320,611	$(5,234,952)
Interest Rate	Futures Contracts*	—	(27,643,192)
Interest Rate	Interest Rate Swaps	7,269,858	(18,829,878)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	10,791,070	(2,960,125)

Total		$19,381,539	$(54,668,147)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)%	$ 12,036,544	$ 12,036,544	$ 13,838,000

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,881,984,478

Gross unrealized appreciation	$63,338,353
Gross unrealized depreciation	(374,465,863)

Net unrealized depreciation	$(311,127,510)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,890,696,521	$—	$2,890,696,521
Foreign Corporate Bonds	—	107,852,263	—	107,852,263
Sovereign Loans (Less Unfunded Loan Commitments)	—	17,030,000	15,304,011	32,334,011
Corporate Bonds & Notes	—	589,665	—	589,665
Collateralized Mortgage Obligations	—	44,537,037	—	44,537,037
Mortgage Pass-Throughs	—	502,557,508	—	502,557,508
U.S. Treasury Obligations	—	30,981,563	—	30,981,563
Common Stocks	22,233,108	33,558,106 **	—	55,791,214
Investment Funds	—	10,140,548	—	10,140,548
Precious Metals	21,754,962	—	—	21,754,962
Currency Options Purchased	—	34,793,170	—	34,793,170
Call Options Purchased	—	1,479,618	—	1,479,618
Short-Term Investments -
Foreign Government Securities	—	85,958,042	—	85,958,042
U.S. Treasury Obligations	—	75,923,548	—	75,923,548
Repurchase Agreements	—	26,129,695	—	26,129,695
Other	—	578,513,364	—	578,513,364
Total Investments	$43,988,070	$4,440,740,648	$15,304,011	$4,500,032,729
Forward Foreign Currency Exchange Contracts	$—	$38,178,815	$—	$38,178,815
Futures Contracts	8,989,650	363,009	—	9,352,659
Swap Contracts	—	103,780,444	—	103,780,444
Total	$52,977,720	$4,583,062,916	$15,304,011	$4,651,344,647

Liability Description
Currency Options Written	$—	$(24,318,146)	$—	$(24,318,146)
Securities Sold Short	—	(24,970,635)	—	(24,970,635)
Forward Foreign Currency Exchange Contracts	—	(39,703,461)	—	(39,703,461)
Futures Contracts	(30,483,991)	(3,926,800)	—	(34,410,791)
Swap Contracts	—	(47,318,930)	—	(47,318,930)
Total	$(30,483,991)	$(140,237,972)	$—	$(170,721,963)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016